Related Party Transactions - Due to Affiliates (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Due to affiliates	$ 14,082	$ 4,868
Other general and administrative expenses
Related Party Transaction [Line Items]
Due to affiliates	5,319	2,205
Advanced offering costs
Related Party Transaction [Line Items]
Due to affiliates	4,037	931
Performance participation allocation
Related Party Transaction [Line Items]
Due to affiliates	2,237	0
Advanced organization expenses
Related Party Transaction [Line Items]
Due to affiliates	1,474	1,210
Distributions payable
Related Party Transaction [Line Items]
Due to affiliates	996	503
Share-based compensation payable
Related Party Transaction [Line Items]
Due to affiliates	19	19
Accrued management fee
Related Party Transaction [Line Items]
Due to affiliates	$ 0	$ 0